UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Core Strategies: International Equity Fund
(Formerly Great-West Core Strategies: International Equity Fund)
(Institutional Class and Investor Class)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-advisers are Franklin Templeton Institutional, LLC (“Franklin Templeton”), Irish Life Investment Managers Limited (“ILIM”), and LSV Asset Management (“LSV”)
Fund Performance
For the period May 1, 2022, through December 31, 2022, the Fund (Institutional Class shares) returned -2.34%, relative to a -2.78% return for the MSCI EAFE Index, the Fund’s benchmark index.
Franklin Commentary
For the period May 1, 2022, through December 31, 2022, international equities declined. A combination of resilient consumer demand and persistent supply chain disruptions contributed to higher inflation in many countries. This inflationary pressure led many of the world’s central banks to tighten monetary policy during the period, which hindered stocks and the outlook for economic growth.
During the reporting period, the Franklin sub-advised portion of the Fund (the “Franklin portfolio”) underperformed the benchmark index as stock selection in the communication services, health care and financials sectors hindered relative results.
From the communication services sector, detractors included Sweden-based media and broadcasting company Viaplay Group and Ascential PLC, a U.K.-based provider of specialist information, analytics and e-commerce optimization. Viaplay was impacted by negative sentiment surrounding the significant selloff in Netflix (not a Franklin portfolio holding) after its disappointing results. Later in the period, the stock was impacted by negative sentiment surrounding the economic sensitivity of the business model primarily on more mature Nordic markets. Ascential reported earnings that disappointed the market, with some weakness in digital commerce margins. We remain confident in Ascential’s longer-term prospects, given the continued strength in its core business and competitive landscape, as well as the robust footprint of its Flywheel digital commerce agency in North America.
Financials stock Intermediate Capital Group PLC, a U.K.-based alternative asset firm, dampened performance. Investors have become concerned about the increased potential for the company to take a write-down on leveraged loans, given its balance sheet exposure. However, while the default rate for leveraged loans has risen above its trough during the pandemic, it remains well below its 2009 high. Furthermore, the company gave no indication of changes to its guidance or flow realization in its latest earnings announcement.
In health care, Evotec SE, a Germany-based contract development and manufacturing organization, held back relative returns. Evotec reported results largely in line with analyst expectations - with the demand side looking strong for its business - but downgraded its earnings guidance for the year due to the impact of inflation.
Clarivate PLC, a U.K.-based information services firm, detracted from results in the industrials sector after disclosing financial results that were encouraging overall but revealed a slowdown in sales growth, with signs of weakness in organic subscription revenue. The company also lowered its 2022 guidance, citing adverse currency trends and macroeconomic uncertainty.
In materials, Netherlands-headquartered multinational chemicals and life sciences company Koninklijke DSM N.V. curbed relative performance. DSM announced top-line results that were in line with analyst expectations but indicated a slight deterioration in margins due to higher costs for raw materials.

In contrast, security selection in the information technology sector supported relative performance during the reporting period.
Information technology holding AVEVA Group PLC aided performance. Shares of AVEVA rose on news of a possible full takeover by French industrial conglomerate Schneider Electric SE (not a Franklin portfolio holding), which already owns a majority stake in the company.
Genmab A/S, a Denmark-based biotechnology firm focused on cancer treatments, bolstered relative returns in the health care sector. The company reported revenues that beat consensus estimates, despite multiple revenue lines already having been disclosed by partners. Genmab also raised its 2022 guidance, with revenue boosted by favorable sales figures for its drug Darzalex.
German aircraft engine manufacturer MTU Aero Engines supported returns in the industrials sector. MTU reported multiple sets of quarterly financial results with much stronger-than-expected margins, leading to profits that beat analysts’ consensus estimates in the first quarter and increasing guidance after the third quarter results.
Also in the health care sector, Australia-based blood products maker CSL Limited lifted results. CSL’s stock performed well on robust earnings during the period. Additionally, CSL and other plasma companies won a reversal on a lawsuit against the U.S. Customs and Border Protection agency for preventing Mexicans with B-1 business visitor visas from entering the United States to sell their plasma to collection centers.
In financials, Italy-based online brokerage bank FinecoBank SpA and Germany-based financial marketplace operator Deutsche Boerse AG supported results. FinecoBank’s shares rallied late in the period after the company released encouraging third quarter revenue and net profit figures. The company also upgraded its net interest income guidance for the coming year. Deutsche Boerse contributed as increased volatility in the market, coupled with increased interest rates, suggested strong revenue growth for the company. Additionally, the company rebounded after banks and other financial stocks lagged during 2021.
In terms of sector allocations, an overweighting to information technology pressured relative results, as did a lack of exposure to the energy sector. Meanwhile, a lack of exposure to the real estate and consumer staples sectors enhanced relative returns. By region, stock selection in Europe and the U.K. detracted from relative performance. Meanwhile, security selection in North America supported results modestly.
ILIM Commentary
Global equities fell from May 1, 2022, through December 31, 2022, as inflation proved to be higher and more persistent than expected, rising to the highest levels in over 40 years. This resulted in a major policy shift among global central banks with the most aggressive tightening of monetary policy in several decades through a combination of rising interest rates and balance sheet reduction. The outbreak of the greatest military conflict in Europe since World War 2 exacerbated inflation pressures and was a drag on growth, particularly in Europe. The persistence by China with a ‘zero tolerance’ Covid policy led to rolling lockdowns, dented growth, and further disrupted supply chains and added to inflation pressures. Higher bond yields, following the aggressive tightening of monetary policy, also undermined the relative attractiveness of equities. Global equities fell over 17% in U.S. dollar terms from the end of April to their lows in mid-October although recovered before year-end as inflation showed signs of peaking and central banks guided to a slower pace of interest rate increases and an ultimate pause in early 2023. A weaker U.S. dollar into year-end also boosted returns from international equities in dollar terms.
Pacific Basin (ex-Japan) stocks fell -3.6% over the period. Headwinds from rolling lockdowns in China which resulted in slower Chinese growth acted as a drag over most of the period. However, the surprise abandonment of China’s ‘zero tolerance’ Covid policy late in the year contributed to some recovery in Pacific Basin stocks into year end. Hopes grew for a strong rebound in Chinese growth in 2023 as the economy fully reopens after three years with the Pacific Basin region seen as one of the main beneficiaries of this development.
European (ex-U.K.) markets fell -2.2%. Europe is the most sensitive to the fallout from the Russia/Ukraine crisis given its closer proximity, greater trade links and significant dependence on Russian gas imports. The surge in European gas prices which at their peak rose over 3.5 times from April month-end levels were a significant drag on activity levels. This was partly offset by significant fiscal supports to both businesses and individuals to combat the squeeze from higher energy costs. Growth, however, succumbed to the various pressures which were building during the year with the European economy estimated to have contracted in the fourth quarter. Despite the slower growth backdrop, the European Central Bank tightened monetary policy more aggressively than expected as Eurozone inflation surged to an all-time high of 10.6% year-over-year. Interest rates were raised for the first time in eleven years by a total of 250 basis points (“bps”) during the period. The uncertainty and drags from the Russia/Ukraine crisis, the slower growth backdrop and tighter monetary policy environment all contributed to the fall in European equities over the period.
Japanese stocks fell -1.9% over the eight months from the end of April. The Japanese economy continued to struggle as pandemic related restrictions remained in place longer than elsewhere due to several Covid waves during the period which acted as a drag on growth. Gross domestic product contracted in the third quarter with the trade sector performing poorly, partly impacted by a slower Chinese economy as it continued with its ‘zero tolerance’ Covid policy through most of the year. Inflation has been lower than elsewhere but did rise to 3.8% year-over-year, above the Bank of Japan’s target of 2%. Following this rise in inflation, the Bank of Japan finally began to tighten monetary policy at year end by widening the target range for the 10-year bond yield to +/-50 bps around the central target of 0.0%. This unexpected tightening of policy negatively impacted equities.
U.K. equities fell -3.0% over the period. U.K. equities were impacted by a slowing growth backdrop as the Bank of England continued to raise interest rates in the face of rising inflation and higher wages due to a tight labor market. The U.K. economy is believed to have possibly experienced a technical recession in the second half of the year with modest negative growth in the last two quarters of the year. U.K. equities were also impacted by political upheaval which saw three prime ministers over a two-month period and an ill-conceived large, unfunded fiscal stimulus package which contributed to short term turmoil in U.K. asset markets. Equities began to recover when a more fiscally responsible administration was appointed which reversed most of the earlier fiscal measures.
LSV Commentary
For the period May 1, 2022, through December 31, 2022, markets declined with the benchmark index falling 2.78% while the MSCI EAFE Value Index fell 0.9%. Value stocks held up better in the period which included high inflation numbers, higher interest rates and higher oil prices in addition to the ongoing war in Ukraine. These events resulted in a volatile market over this period although the portion of the Fund sub-advised by LSV (“LSV portfolio”) held up a bit better thanks to its value style orientation. The LSV portfolio was down in the period with style being the largest contributor to the excess return plus an overweight to the only two sectors with positive returns (energy & financials).
LSV’s focus on cheaper stocks was the biggest contributor to the relative performance in fiscal 2022 and that has been the case for the past several years now as interest rates have been rising and investor sentiment has shifted away from growth stocks. Companies that trade in the cheapest quintiles based on earnings or book value outperformed the most expensive quintile during the period and the LSV portfolio trades at significant valuation discount relative to the benchmark index. The LSV portfolio is well diversified, country neutral relative to the benchmark index and has a smaller capitalization bias than the indices which are capitalization weighted (the largest stocks get the largest weight). The sector selection of the LSV portfolio was positive with overweight positions in energy and financials - the two best performing sectors. Stock selection added value in the financials and technology sectors as well.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of individual retirement accounts ("IRA(s)") or your financial professional brokerage commissions, if applicable. If such fees and expenses were included, returns would be lower.
*For the period from June 25, 2018 (inception) through December 31, 2018.
Note: Performance for the Investor Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Since Inception(a)(b)
Institutional Class	-14.33%	1.94%
Investor Class	-14.67%	3.20%
(a) Institutional Class inception date was June 25, 2018.
(b) Investor Class inception date was September 3, 2020.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2022 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	24.83%
Financial	20.97
Consumer, Cyclical	14.06
Industrial	13.03
Basic Materials	7.12
Communications	6.59
Technology	6.03
Energy	5.22
Utilities	2.10
Diversified	0.04
Short Term Investments	0.01
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,059.60	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.31
Investor Class
Actual	$1,000.00	$1,058.00	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$5.09
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Institutional Class shares and 1.00% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.74%
1,445	Air Liquide SA	$ 205,096
501	Akzo Nobel NV	33,618
9,611	Anglo American PLC	376,309
1,142	Antofagasta PLC	21,312
1,454	ArcelorMittal SA	38,359
1,368	Arkema SA	123,044
3,400	Asahi Kasei Corp	24,203
2,538	BASF SE	124,967
21,803	BHP Group Ltd	675,391
21,490	BlueScope Steel Ltd	244,927
756	Boliden AB	28,397
427	Brenntag SE	27,232
280	Chr Hansen Holding A/S	20,141
551	Clariant AG	8,751
3,204	Covestro AG(a)	124,815
385	Croda International PLC	30,629
18	EMS-Chemie Holding AG	12,191
5,274	Evonik Industries AG	100,595
4,681	Fortescue Metals Group Ltd	65,427
25	Givaudan SA	76,573
27,006	Glencore PLC	180,062
240	Holmen AB Class B(b)	9,539
17,508	ICL Group Ltd	126,503
1,884	IGO Ltd	17,234
1,300	JFE Holdings Inc	15,085
489	Johnson Matthey PLC	12,492
4,300	Kaneka Corp	106,926
33,500	Kingboard Holdings Ltd	106,233
3,683	Koninklijke DSM NV	452,251
471	Mineral Resources Ltd	24,707
27,600	Mitsubishi Chemical Group Corp	142,886
10,900	Mitsubishi Gas Chemical Co Inc	149,838
8,000	Mitsui Chemicals Inc	179,686
1,336	Mondi PLC	22,585
2,468	Newcrest Mining Ltd	34,607
2,000	Nippon Paint Holdings Co Ltd	15,708
500	Nippon Sanso Holdings Corp	7,243
3,400	Nippon Soda Co Ltd(b)	111,201
2,200	Nippon Steel Corp	38,173
300	Nissan Chemical Corp	13,082
300	Nitto Denko Corp	17,278
3,717	Norsk Hydro ASA	27,775
3,148	Northern Star Resources Ltd	23,558
565	Novozymes A/S Class B	28,665
271	OCI NV	9,689
2,500	Oji Holdings Corp	10,097
7,013	Pilbara Minerals Ltd(b)	17,759
2,726	Rio Tinto Ltd	215,151
3,108	Rio Tinto PLC	218,717
1,000	Shin-Etsu Chemical Co Ltd	122,112
683	Smurfit Kappa Group PLC	25,312
193	Solvay SA	19,513
68,494	South32 Ltd	187,785
1,505	Stora Enso OYJ Class R	21,220
4,400	Sumitomo Chemical Co Ltd	15,777
7,100	Sumitomo Forestry Co Ltd	125,480
700	Sumitomo Metal Mining Co Ltd	24,597
Shares		Fair Value
Basic Materials — (continued)
1,655	Svenska Cellulosa AB SCA Class B	$ 20,960
367	Symrise AG	39,858
7,000	Tokuyama Corp	95,016
3,700	Toray Industries Inc	20,577
600	Tosoh Corp	7,135
7,600	UBE Corp	111,398
566	Umicore SA	20,817
1,475	UPM-Kymmene OYJ	55,196
201	voestalpine AG	5,324
3,347	Yara International ASA	146,990
		5,761,774
Communications — 6.25%
1,006	Adevinta ASA(b)	6,661
150,000	Ascential PLC(b)	365,226
2,460	Auto Trader Group PLC(a)	15,313
5,436	Bezeq The Israeli Telecommunication Corp Ltd	9,326
2,446	Bollore SE(b)	13,669
146,912	BT Group PLC	198,284
37,000	CyberAgent Inc	329,403
444	Delivery Hero SE(a)(b)	21,307
600	Dentsu Group Inc	18,822
13,459	Deutsche Telekom AG	267,787
385	Elisa OYJ	20,407
3,169	Grab Holdings Ltd Class A(b)	10,204
500	Hakuhodo DY Holdings Inc	5,018
10,000	HKT Trust & HKT Ltd	12,241
4,008	Informa PLC	29,889
1,000	IPSOS	62,629
449	Just Eat Takeaway.com NV(a)(b)	9,557
300	Kakaku.com Inc	4,814
4,400	KDDI Corp	133,438
9,131	Koninklijke KPN NV	28,263
1,300	M3 Inc(b)	35,312
420	MercadoLibre Inc(b)	355,421
6,600	Metropole Television SA	108,459
600	MonotaRO Co Ltd	8,452
175	Nice Ltd(b)	33,666
2,100	Nice Ltd Sponsored ADR(b)	403,830
6,700	Nippon Telegraph & Telephone Corp	191,074
48,359	Nokia OYJ	224,661
25,014	Orange SA	248,191
1,821	Pearson PLC	20,558
2,292	Prosus NV	158,247
631	Publicis Groupe SA	40,310
2,400	Rakuten Group Inc(b)	10,817
19,800	Reach PLC(b)	22,752
9,000	Relia Inc	68,267
216	Scout24 SE(a)	10,872
900	Sea Ltd ADR(b)	46,827
942	SEEK Ltd	13,392
4,300	Shopify Inc Class A(b)	149,253
22,800	Singapore Telecommunications Ltd	43,714
7,900	SoftBank Corp	89,378

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Communications — (continued)
3,300	SoftBank Group Corp	$ 139,567
4,849	Spark New Zealand Ltd	16,602
71	Swisscom AG	38,895
1,727	Tele2 AB Class B	14,089
32,331	Telecom Italia SpA(b)	7,493
33,268	Telefonaktiebolaget LM Ericsson Class B	194,931
3,487	Telefonica Deutschland Holding AG	8,564
36,768	Telefonica SA	133,104
1,847	Telenor ASA	17,256
26,400	Television Francaise 1	202,667
7,099	Telia Co AB	18,140
11,179	Telstra Group Ltd(b)	30,233
400	Trend Micro Inc(b)	18,707
4,485	United Internet AG	90,438
17,000	Viaplay Group AB(b)	324,520
1,910	Vivendi SE	18,246
73,006	Vodafone Group PLC	73,926
163	Wix.com Ltd(b)	12,523
725	Wolters Kluwer NV	75,860
3,018	WPP PLC	29,811
7,100	Z Holdings Corp	17,732
400	ZOZO Inc	9,878
		5,338,893
Consumer, Cyclical — 12.72%
470	Accor SA(b)	11,725
475	adidas AG	64,375
400	Aisin Corp	10,606
500	ANA Holdings Inc(b)	10,589
1,653	Aristocrat Leisure Ltd	34,061
600	Bandai Namco Holdings Inc	37,608
20,645	Barratt Developments PLC	98,582
3,415	Bayerische Motoren Werke AG	302,346
3,800	Bellway PLC	86,877
311	Berkeley Group Holdings PLC	14,178
9,800	Bilia AB Class A(b)	107,556
1,500	Bridgestone Corp	53,111
933	Bunzl PLC	31,030
1,083	Burberry Group PLC	26,317
1,443	Cie Financiere Richemont SA	187,099
5,575	Cie Generale des Etablissements Michelin SCA	155,304
1,000	City Developments Ltd	6,147
4,881	Compass Group PLC	112,683
285	Continental AG	16,990
7,800	CTS Eventim AG & Co KGaA(b)	495,134
5,151	Daimler Truck Holding AG(b)	158,350
1,600	Daiwa House Industry Co Ltd	36,858
8,100	Daiwabo Holdings Co Ltd(b)	118,749
10,000	DCM Holdings Co Ltd	91,248
1,100	Denso Corp	53,944
1,601	Deutsche Lufthansa AG(b)	13,197
68	D'ieteren Group	13,050
3,400	Eizo Corp	88,227
548	Electrolux AB Class B	7,404
1,627	Entain PLC	25,900
Shares		Fair Value
Consumer, Cyclical — (continued)
505	Evolution AB(a)	$ 49,189
200	Fast Retailing Co Ltd	121,707
348	Ferrari NV	74,624
461	Flutter Entertainment PLC(b)	63,171
6,000	Galaxy Entertainment Group Ltd	39,448
15,535	Genting Singapore Ltd	11,087
1,900	Gunze Ltd(b)	60,740
1,994	H & M Hennes & Mauritz AB Class B	21,488
49,000	Harvey Norman Holdings Ltd	137,298
87	Hermes International	134,663
11,400	Honda Motor Co Ltd	260,023
1,300	Hornbach Holding AG & Co KGaA	107,480
300	Hoshizaki Corp	10,549
300	Iida Group Holdings Co Ltd	4,555
156	IMCD NV	22,314
3,015	Industria de Diseno Textil SA	80,081
508	InterContinental Hotels Group PLC	29,142
14,600	Isuzu Motors Ltd	169,256
7,200	ITOCHU Corp	225,884
300	Japan Airlines Co Ltd(b)	6,110
10,000	Jardine Cycle & Carriage Ltd	213,518
1,079	JB Hi-Fi Ltd	30,753
6,789	JD Sports Fashion PLC	10,313
3,400	Kaufman & Broad SA(b)	99,926
206	Kering SA	104,839
8,700	Kindred Group PLC	90,713
61,414	Kingfisher PLC	174,418
4,300	Kohnan Shoji Co Ltd	111,637
500	Koito Manufacturing Co Ltd	7,454
5,900	Komeri Co Ltd	122,295
274	La Francaise des Jeux SAEM(a)	11,025
5,944	Lottery Corp Ltd(b)	18,118
765	LVMH Moet Hennessy Louis Vuitton SE	556,683
4,200	Marubeni Corp	48,115
1,400	Mazda Motor Corp	10,494
300	McDonald's Holdings Co Japan Ltd	11,402
6,418	Mercedes-Benz Group AG	419,703
5,900	Mitsubishi Corp	191,542
10,000	Mitsui & Co Ltd	291,257
567	Moncler SpA	30,129
357	Next PLC	25,007
600	NGK Insulators Ltd	7,607
6,700	NGK Spark Plug Co Ltd	122,791
3,000	Nintendo Co Ltd	126,140
6,200	Nissan Motor Co Ltd	19,402
200	Nitori Holdings Co Ltd	26,133
7,300	Okamura Corp	78,279
200	Open House Group Co Ltd	7,282
500	Oriental Land Co Ltd	72,762
1,100	Pan Pacific International Holdings Corp	20,432
6,100	Panasonic Holdings Corp	51,051
240	Pandora A/S	16,964
747	Persimmon PLC	10,949

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Consumer, Cyclical — (continued)
32,700	Pirelli & C SpA(a)	$ 140,170
274	Puma SE	16,561
2,875	Qantas Airways Ltd(b)	11,637
13	Rational AG	7,720
19,100	Redrow PLC	104,620
531	Reece Ltd	5,076
568	Renault SA(b)	18,953
8,500	Rexel SA	168,117
32,000	RS Group PLC	344,358
6,400	Sands China Ltd(b)	20,993
75	SEB SA	6,293
1,000	Sekisui Chemical Co Ltd	13,938
1,700	Sekisui House Ltd	30,139
500	Sharp Corp	3,592
300	Shimano Inc	47,406
3,700	Singapore Airlines Ltd	15,277
244	Sodexo SA	23,345
3,400	Sony Group Corp	259,154
12,876	Stellantis NV	182,820
1,700	Subaru Corp	25,738
3,100	Sumitomo Corp	51,532
1,900	Sumitomo Electric Industries Ltd	21,467
20,400	Super Retail Group Ltd(b)	148,062
1,100	Suzuki Motor Corp	35,230
216	Swatch Group AG	29,345
10,041	Taylor Wimpey PLC	12,291
10,600	Teijin Ltd	103,299
300	Toho Co Ltd	11,564
8,900	Toyota Boshoku Corp	118,125
500	Toyota Industries Corp	27,163
29,300	Toyota Motor Corp	399,727
500	Toyota Tsusho Corp	18,392
2,005	Universal Music Group NV	48,486
600	USS Co Ltd	9,520
543	Valeo	9,702
7,300	Valor Holdings Co Ltd(b)	100,764
86	Volkswagen AG	13,491
508	Volvo AB Class A	9,645
19,771	Volvo AB Class B	357,135
1,423	Volvo Car AB Class B(b)	6,480
16,600	VTech Holdings Ltd	106,754
200	Welcia Holdings Co Ltd	4,662
3,135	Wesfarmers Ltd	97,772
519	Whitbread PLC	16,041
300	Yamaha Corp	11,132
7,700	Yamaha Motor Co Ltd	174,030
8,100	Yokohama Rubber Co Ltd	125,336
67,500	Yue Yuen Industrial Holdings Ltd	94,464
649	Zalando SE(a)(b)	22,848
		10,867,553
Consumer, Non-Cyclical — 23.48%
3,360	Adecco Group AG	110,527
388	Adyen NV(a)(b)	538,639
1,700	Aeon Co Ltd	35,896
1,100	Ajinomoto Co Inc	33,620
7,780	Alcon Inc	533,856
10,144	Amadeus IT Group SA(b)	526,246
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
366	Amplifon SpA	$ 10,929
2,400	Anheuser-Busch InBev SA	144,554
4,600	Arcs Co Ltd(b)	76,682
151	Argenx SE(b)	56,686
1,200	Asahi Group Holdings Ltd	37,353
26,700	Asahi Intecc Co Ltd	435,538
1,218	Ashtead Group PLC	69,174
931	Associated British Foods PLC	17,645
5,000	Astellas Pharma Inc	76,028
4,283	AstraZeneca PLC	579,472
8,500	Austevoll Seafood ASA	76,663
90	Bachem Holding AG	7,809
10	Barry Callebaut AG	19,748
9,315	Bayer AG	479,442
278	Beiersdorf AG	31,767
114	BioMerieux	11,977
3,833	Brambles Ltd	31,433
9,908	British American Tobacco PLC	391,884
4,600	Budweiser Brewing Co APAC Ltd(a)	14,380
799	Bureau Veritas SA	21,057
113	Carl Zeiss Meditec AG	14,203
269	Carlsberg AS Class B	35,682
9,941	Carrefour SA	166,272
5	Chocoladefabriken Lindt & Spruengli AG	50,950
1,800	Chugai Pharmaceutical Co Ltd	45,912
22,000	CK Hutchison Holdings Ltd	131,799
28,000	Clarivate PLC(b)	233,520
53,800	Cloetta AB Class B	107,547
568	Coca-Cola Europacific Partners PLC	31,422
491	Coca-Cola HBC AG	11,604
2,781	Cochlear Ltd	384,077
3,694	Coles Group Ltd	41,874
328	Coloplast A/S Class B	38,426
3,331	CSL Ltd	649,526
600	Dai Nippon Printing Co Ltd	12,054
4,800	Daiichi Sankyo Co Ltd	154,496
1,774	Danone SA	93,500
1,483	Davide Campari-Milano NV	15,056
269	Demant A/S(b)	7,501
6,294	Diageo PLC	275,464
72	DiaSorin SpA	10,075
689	Edenred	37,499
700	Eisai Co Ltd	46,166
4,178	Endeavour Group Ltd	18,182
803	EssilorLuxottica SA	145,289
1,683	Essity AB Class B	44,073
372	Eurofins Scientific SE	26,709
31,000	Evotec SE(b)	504,310
13,544	Experian PLC	458,552
1,576	Fisher & Paykel Healthcare Corp Ltd	22,550
542	Fresenius Medical Care AG & Co KGaA	17,703
4,167	Fresenius SE & Co KGaA	116,392
1,131	Genmab A/S(b)	478,181
608	Getinge AB Class B	12,641

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
200	GMO Payment Gateway Inc	$ 16,540
762	Grifols SA(b)	8,800
37,543	GSK PLC	648,777
36,940	Haleon PLC(b)	146,136
274	Heineken Holding NV	21,161
716	Heineken NV	67,441
5,700	Heiwado Co Ltd	92,696
388	HelloFresh SE(b)	8,468
272	Henkel AG & Co KGaA	17,480
397	Hikma Pharmaceuticals PLC	7,396
509	IDP Education Ltd	9,381
12,995	Imperial Brands PLC	323,566
45,000	Inghams Group Ltd	87,245
439	Intertek Group PLC	21,353
1,294	Ipsen SA	139,183
200	Ito En Ltd	7,279
18,300	Itoham Yonekyu Holdings Inc(b)	97,107
65,002	J Sainsbury PLC	170,411
3,300	Japan Tobacco Inc	66,529
266	JDE Peet's NV	7,694
732	Jeronimo Martins SGPS SA	15,837
7,700	Kanamoto Co Ltd	131,816
1,400	Kao Corp	55,581
440	Kerry Group PLC Class A	39,745
820	Kesko OYJ Class B	18,119
500	Kikkoman Corp	26,318
2,200	Kirin Holdings Co Ltd	33,531
100	Kobayashi Pharmaceutical Co Ltd	6,854
400	Kobe Bussan Co Ltd	11,528
14,889	Koninklijke Ahold Delhaize NV	428,076
2,458	Koninklijke Philips NV	36,986
100	Kose Corp	10,865
800	Kyowa Kirin Co Ltd	18,323
626	Lifco AB Class B(b)	10,478
205	Lonza Group AG	100,629
667	L'Oreal SA	238,850
7,019	Medibank Pvt Ltd	14,003
400	MEIJI Holdings Co Ltd	20,503
357	Merck KGaA	68,879
21,600	Metcash Ltd	58,412
1,107	Mowi ASA	18,864
7,602	Nestle SA	878,103
1,251	Nexi SpA(a)(b)	9,875
800	Nihon M&A Center Holdings Inc	9,844
200	Nippon Shinyaku Co Ltd	11,350
400	Nisshin Seifun Group Inc	5,027
100	Nissin Foods Holdings Co Ltd	7,919
305	NMC Health PLC(b)(c)	18
16,080	Novartis AG	1,457,959
4,576	Novo Nordisk A/S Class B	621,492
1,663	Ocado Group PLC(b)	12,341
3,300	Olympus Corp	58,204
3,900	Ono Pharmaceutical Co Ltd	91,157
291	Orion OYJ Class B	15,953
16,795	Orkla ASA	121,215
1,000	Otsuka Holdings Co Ltd	32,613
570	Pernod Ricard SA	112,132
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
400	Persol Holdings Co Ltd	$ 8,508
629	QIAGEN NV(b)	31,620
1,500	QinetiQ Group PLC	6,447
500	Ramsay Health Care Ltd	21,956
2,106	Randstad NV	128,681
1,978	Reckitt Benckiser Group PLC	137,061
243	Recordati Industria Chimica e Farmaceutica SpA	10,101
3,900	Recruit Holdings Co Ltd	122,078
37,000	Redde Northgate PLC(b)	184,070
5,306	RELX PLC	146,637
63	Remy Cointreau SA	10,623
6,935	Rentokil Initial PLC	42,591
3,015	Roche Holding AG	952,774
184	Salmar ASA	7,216
4,853	Sanofi	467,957
76	Sartorius Stedim Biotech	24,698
7,500	Scandinavian Tobacco Group A/S(a)	131,825
500	Secom Co Ltd	28,529
12,657	Securitas AB Class B	105,616
2,000	Seven & i Holdings Co Ltd	85,713
17	SGS SA	39,599
700	Shionogi & Co Ltd	34,925
1,200	Shiseido Co Ltd	58,816
779	Siemens Healthineers AG(a)	38,858
2,406	Smith & Nephew PLC	32,117
1,600	Societe BIC SA	109,524
40,000	Sonae SGPS SA(b)	40,072
1,260	Sonic Healthcare Ltd	25,642
148	Sonova Holding AG	35,150
308	Straumann Holding AG	35,319
300	Suntory Beverage & Food Ltd	10,216
526	Swedish Orphan Biovitrum AB(b)	10,887
400	Sysmex Corp	24,148
4,100	Takeda Pharmaceutical Co Ltd	128,111
1,700	Terumo Corp	48,196
61,034	Tesco PLC	164,406
3,069	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	27,989
700	TOPPAN Inc	10,337
8,499	Transurban Group	74,773
1,912	Treasury Wine Estates Ltd	17,664
349	UCB SA	27,499
1,100	Unicharm Corp	42,115
7,036	Unilever PLC	355,192
178,000	United Laboratories International Holdings Ltd	111,122
306,943	WH Group Ltd(a)	179,021
5,700	Wilmar International Ltd	17,758
3,355	Woolworths Group Ltd	76,613
661	Worldline SA(a)(b)	25,886
400	Yakult Honsha Co Ltd	26,039
		20,064,949
Diversified — 0.03%
400	Jardine Matheson Holdings Ltd	20,400

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Diversified — (continued)
1,000	Swire Pacific Ltd Class A	$ 8,766
		29,166
Energy — 4.94%
872	Aker BP ASA	27,104
695	Ampol Ltd	13,360
3,260	APA Group	23,829
86,300	Beach Energy Ltd	93,710
52,013	BP PLC	300,082
152	Corp ACCIONA Energias Renovables SA	5,873
296	DCC PLC	14,551
53,300	ENEOS Holdings Inc	181,509
18,310	Eni SpA	260,358
4,933	Equinor ASA	177,293
1,461	Galp Energia SGPS SA	19,710
500	Idemitsu Kosan Co Ltd	11,706
2,800	Inpex Corp	30,087
1,169	Neste OYJ	53,911
4,491	OMV AG	231,021
19,214	Repsol SA	305,829
6,000	Rubis SCA	157,992
8,811	Santos Ltd	43,334
38,581	Shell PLC	1,087,401
13,578	TotalEnergies SE	852,331
2,791	Vestas Wind Systems A/S	81,415
10,448	Woodside Energy Group Ltd	253,032
		4,225,438
Financial — 19.87%
14,888	3i Group PLC	240,016
13,614	ABN AMRO Bank NV(a)	188,526
5,943	abrdn PLC	13,501
495	Admiral Group PLC	12,701
32,837	Aegon NV	166,374
355	AerCap Holdings NV(b)	20,704
432	Ageas SA	19,169
32,600	AIA Group Ltd	360,015
2,780	AIB Group PLC	10,671
1,528	Allianz SE	326,315
164	Amundi SA(a)	9,300
14,970	ANZ Group Holdings Ltd(b)	241,151
2,702	Aroundtown SA	6,294
4,300	ASR Nederland NV(b)	204,310
3,070	Assicurazioni Generali SpA	54,592
535	ASX Ltd	24,640
42,847	Aviva PLC	227,238
9,066	AXA SA	252,537
131	Azrieli Group Ltd	8,736
1,521	Baloise Holding AG	234,548
45,172	Banco Bilbao Vizcaya Argentaria SA	272,082
90,025	Banco Santander SA	269,184
3,510	Bank Hapoalim BM	31,604
4,267	Bank Leumi Le-Israel BM	35,539
13,448	Bank of Ireland Group PLC	128,150
78	Banque Cantonale Vaudoise	7,478
Shares		Fair Value
Financial — (continued)
44,435	Barclays PLC	$ 84,541
2,300	BAWAG Group AG(a)	122,567
7,670	BNP Paribas SA	436,722
10,000	BOC Hong Kong Holdings Ltd	33,948
2,325	British Land Co PLC REIT	11,036
12,255	CaixaBank SA	48,049
8,800	CapitaLand Ascendas REIT	18,023
14,377	CapitaLand Integrated Commercial Trust REIT(b)	21,928
6,800	Capitaland Investment Ltd	18,793
1,300	Chiba Bank Ltd	9,485
6,000	CK Asset Holdings Ltd	36,799
2,942	Commerzbank AG(b)	27,506
4,703	Commonwealth Bank of Australia	326,647
2,600	Concordia Financial Group Ltd	10,856
107	Covivio REIT	6,351
13,545	Credit Agricole SA	142,484
8,900	Credit Saison Co Ltd	114,755
9,613	Credit Suisse Group AG	28,699
2,700	Dai-ichi Life Holdings Inc	60,975
200	Daito Trust Construction Co Ltd	20,477
6	Daiwa House Investment Corp REIT	13,378
3,300	Daiwa Securities Group Inc	14,582
1,906	Danske Bank A/S	37,592
8,200	DBS Group Holdings Ltd	207,555
5,713	Deutsche Bank AG	64,223
2,625	Deutsche Boerse AG	451,998
2,749	Dexus REIT	14,432
7,571	DNB Bank ASA	149,528
777	EQT AB	16,508
950	Erste Group Bank AG	30,395
5,600	ESR Group Ltd(a)	11,707
120	Eurazeo SE	7,471
221	Euronext NV(a)	16,361
296	EXOR NV	21,671
1,592	Fastighets AB Balder Class B(b)	7,430
29,686	FinecoBank Banca Fineco SpA	492,967
6,300	Fukuoka Financial Group Inc	143,122
200	Futu Holdings Ltd ADR(b)	8,130
127	Gecina SA REIT	12,939
530	Gjensidige Forsikring ASA	10,395
11	GLP J-REIT(b)	12,668
4,678	Goodman Group REIT	55,015
5,676	GPT Group REIT	16,188
271	Groupe Bruxelles Lambert NV	21,658
39,600	Gunma Bank Ltd	151,245
5,000	Hang Lung Properties Ltd	9,740
2,100	Hang Seng Bank Ltd	34,832
166	Hannover Rueck SE	32,753
923	Hargreaves Lansdown PLC	9,503
4,000	Henderson Land Development Co Ltd	13,925
3,300	Hong Kong Exchanges & Clearing Ltd	141,802
3,300	Hongkong Land Holdings Ltd	14,734
55,198	HSBC Holdings PLC	342,027
1,100	Hulic Co Ltd(b)	8,638

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Financial — (continued)
416	Industrivarden AB Class A	$ 10,118
397	Industrivarden AB Class C(b)	9,632
19,113	ING Groep NV	232,818
6,726	Insurance Australia Group Ltd(b)	21,622
28,000	Intermediate Capital Group PLC	386,435
46,182	Intesa Sanpaolo SpA	102,312
1,378	Investor AB Class A	25,637
5,036	Investor AB Class B	91,158
3,280	Israel Discount Bank Ltd Class A	17,220
4,100	Jaccs Co Ltd(b)	128,287
1,200	Japan Exchange Group Inc	17,295
19	Japan Metropolitan Fund Invest REIT	15,115
1,200	Japan Post Bank Co Ltd	10,288
6,500	Japan Post Holdings Co Ltd	54,691
500	Japan Post Insurance Co Ltd	8,794
3	Japan Real Estate Investment Corp REIT	13,177
3,691	Julius Baer Group Ltd	214,820
691	KBC Group NV	44,490
29,500	Kerry Properties Ltd	63,999
624	Kinnevik AB Class B(b)	8,589
514	Klepierre SA REIT	11,863
176	L E Lundbergforetagen AB Class B	7,503
2,071	Land Securities Group PLC REIT	15,468
216	LEG Immobilien SE	14,087
68,910	Legal & General Group PLC	206,520
5,956	Link REIT	43,582
480,431	Lloyds Banking Group PLC	262,150
909	London Stock Exchange Group PLC	78,081
6,597	M&G PLC	14,914
4,414	Macquarie Group Ltd	498,290
52,200	Mapfre SA	100,981
8,506	Mapletree Logistics Trust REIT	10,115
7,700	Mapletree Pan Asia Commercial Trust REIT	9,621
12,794	Mediobanca Banca di Credito Finanziario SpA	122,938
11,207	Melrose Industries PLC	18,049
11,706	Mirvac Group REIT	16,935
3,200	Mitsubishi Estate Co Ltd	41,451
37,400	Mitsubishi HC Capital Inc	183,954
56,400	Mitsubishi UFJ Financial Group Inc	378,637
2,500	Mitsui Fudosan Co Ltd	45,692
468	Mizrahi Tefahot Bank Ltd(b)	15,105
16,700	Mizuho Financial Group Inc	235,274
1,300	MS&AD Insurance Group Holdings Inc	41,561
387	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	125,183
8,754	National Australia Bank Ltd	177,738
77,191	NatWest Group PLC	246,088
4,000	New World Development Co Ltd	11,221
4	Nippon Building Fund Inc REIT	17,887
Shares		Fair Value
Financial — (continued)
5	Nippon Prologis REIT Inc	$ 11,723
4,571	NN Group NV	186,918
34,700	Nomura Holdings Inc	128,580
300	Nomura Real Estate Holdings Inc	6,415
11	Nomura Real Estate Master Fund Inc REIT	13,628
20,793	Nordea Bank Abp	222,734
8,100	ORIX Corp	129,654
9,300	Oversea-Chinese Banking Corp Ltd	84,593
62	Partners Group Holding AG	54,900
2,219	Phoenix Group Holdings PLC	16,250
7,600	Prudential PLC	103,583
4,100	QBE Insurance Group Ltd	37,194
145	REA Group Ltd	10,905
25,700	Resona Holdings Inc	141,155
4,300	Ricoh Leasing Co Ltd(b)	124,073
4,300	Rothschild & Co	171,764
437	Sagax AB Class B	9,929
1,326	Sampo OYJ Class A	69,256
700	SBI Holdings Inc	13,337
14,348	Scentre Group REIT	27,929
1,992	Schroders PLC	10,465
3,342	Segro PLC REIT	30,779
1,100	Shizuoka Financial Group Inc(b)	8,815
2,500	Singapore Exchange Ltd	16,717
8,589	Sino Land Co Ltd	10,713
4,466	Skandinaviska Enskilda Banken AB Class A	51,416
6,531	Societe Generale SA	163,821
36	Sofina SA	7,949
800	Sompo Holdings Inc	35,394
1,463	St James's Place PLC	19,264
21,511	Standard Chartered PLC	160,389
30,828	Stockland REIT(b)	75,925
8,500	Sumitomo Mitsui Financial Group Inc	341,976
1,000	Sumitomo Mitsui Trust Holdings Inc	34,896
900	Sumitomo Realty & Development Co Ltd	21,211
4,000	Sun Hung Kai Properties Ltd	54,637
3,490	Suncorp Group Ltd	28,439
4,032	Svenska Handelsbanken AB Class A	40,594
10,703	Swedbank AB Class A	182,048
3,400	Swire Properties Ltd	8,612
85	Swiss Life Holding AG	43,814
202	Swiss Prime Site AG	17,508
833	Swiss Re AG	77,887
4,400	Sydbank AS	185,092
1,500	T&D Holdings Inc	21,472
5,000	Tokio Marine Holdings Inc	106,812
993	Tryg A/S	23,599
33,256	UBS Group AG	618,104
300	Unibail-Rodamco-Westfield REIT(b)	15,683
5,310	UniCredit SpA	75,346

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Financial — (continued)
43,100	UnipolSai Assicurazioni SpA	$ 106,110
9,700	United Overseas Bank Ltd	222,187
1,400	UOL Group Ltd(b)	7,039
1,400	Valiant Holding AG(b)	151,376
11,096	Vicinity Ltd REIT	14,983
1,980	Vonovia SE	46,642
396	Warehouses De Pauw CVA REIT	11,344
544	Washington H Soul Pattinson & Co Ltd(b)	10,206
57	Wendel SE	5,324
9,678	Westpac Banking Corp	153,218
4,000	Wharf Real Estate Investment Co Ltd	23,297
415	Zurich Insurance Group AG	198,402
		16,974,538
Industrial — 12.32%
4,343	ABB Ltd	132,364
66	Acciona SA	12,146
590	ACS Actividades de Construccion y Servicios SA	16,882
205	Aena SME SA(a)(b)	25,698
72	Aeroports de Paris(b)	9,646
5,300	AGC Inc	175,884
1,633	Airbus SE	194,167
799	Alfa Laval AB	23,113
865	Alstom SA	21,164
8	AP Moller - Maersk A/S Class A	17,631
12	AP Moller - Maersk A/S Class B	26,863
2,770	Assa Abloy AB Class B	59,581
7,425	Atlas Copco AB Class A(b)	87,974
4,314	Atlas Copco AB Class B	46,029
3,195	Auckland International Airport Ltd(b)	15,846
51,129	Aurizon Holdings Ltd	129,532
44,400	Austal Ltd	62,886
300	Azbil Corp	7,532
8,653	BAE Systems PLC	89,351
2,800	Bekaert SA	108,816
6,312	Bouygues SA	189,307
19,700	bpost SA	101,281
7,600	Brother Industries Ltd	114,864
1,502	Cellnex Telecom SA(a)	49,823
400	Central Japan Railway Co	49,112
6,700	Cia de Distribucion Integral Logista Holdings SA	168,950
5,465	Cie de Saint-Gobain	267,351
2,000	CK Infrastructure Holdings Ltd	10,436
2,828	CNH Industrial NV	45,367
2,087	CRH PLC	83,000
1,600	D/S Norden A/S	96,424
200	Daifuku Co Ltd	9,323
600	Daikin Industries Ltd	91,028
73	Dassault Aviation SA	12,380
10,040	Deutsche Post AG	375,762
100	Disco Corp	28,502
3,317	DSV A/S	524,541
Shares		Fair Value
Industrial — (continued)
900	East Japan Railway Co	$ 51,262
228	Eiffage SA	22,427
78	Elbit Systems Ltd	12,685
1,821	Epiroc AB Class A	33,159
1,154	Epiroc AB Class B	18,565
600	FANUC Corp	89,788
1,348	Ferrovial SA(b)	35,294
300	Fuji Electric Co Ltd	11,322
439	GEA Group AG	17,853
99	Geberit AG	46,736
1,179	Getlink SE	18,879
968	Halma PLC	23,047
600	Hankyu Hanshin Holdings Inc(b)	17,777
2,294	HeidelbergCement AG	129,989
5,380	Hexagon AB Class B	56,410
100	Hirose Electric Co Ltd	12,542
200	Hitachi Construction Machinery Co Ltd	4,457
2,600	Hitachi Ltd	130,822
6,732	Holcim AG	348,470
10,000	Hosiden Corp	119,488
900	Hoya Corp	86,201
1,323	Husqvarna AB Class B	9,292
400	Ibiden Co Ltd	14,425
787	Indutrade AB	15,960
1,074	Infrastrutture Wireless Italiane SpA(a)	10,835
393	Investment AB Latour Class B	7,432
1,220	James Hardie Industries PLC	21,958
3,100	Japan Aviation Electronics Industry Ltd	49,451
500	JSR Corp	9,791
3,900	Kaga Electronics Co Ltd(b)	120,356
1,100	Kajima Corp	12,801
200	Keio Corp	7,326
400	Keisei Electric Railway Co Ltd	11,365
3,900	Keppel Corp Ltd	21,150
600	Keyence Corp	232,947
423	Kingspan Group PLC	22,903
500	Kintetsu Group Holdings Co Ltd	16,508
199	Knorr-Bremse AG	10,826
2,500	Komatsu Ltd	54,035
939	Kone OYJ Class B	48,614
271	Kongsberg Gruppen ASA	11,535
2,800	Kubota Corp	38,252
150	Kuehne + Nagel International AG	34,872
6,100	Kumagai Gumi Co Ltd(b)	121,507
200	Kurita Water Industries Ltd	8,261
900	Kyocera Corp	44,673
737	Legrand SA	59,094
1,870	Lendlease Corp Ltd	9,926
12,300	Leonardo SpA	106,084
700	Lixil Corp	10,553
600	Makita Corp	13,977
1,000	MINEBEA MITSUMI Inc	14,816
800	MISUMI Group Inc	17,387
5,300	Mitsubishi Electric Corp	52,517
900	Mitsubishi Heavy Industries Ltd	35,565

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Industrial — (continued)
1,000	Mitsui OSK Lines Ltd	$ 24,988
4,500	MTR Corp Ltd	23,800
2,747	MTU Aero Engines AG	590,975
1,500	Murata Manufacturing Co Ltd	73,973
4,189	Nibe Industrier AB Class B	39,099
1,300	Nidec Corp	66,897
7,500	Nippon Electric Glass Co Ltd	133,109
200	Nippon Express Holdings Inc	11,422
1,300	Nippon Yusen KK	30,655
12,900	Obayashi Corp	97,441
700	Odakyu Electric Railway Co Ltd	9,065
600	Omron Corp	28,997
1,139	Orica Ltd	11,646
3,000	Per Aarsleff Holding A/S	113,146
1,444	Poste Italiane SpA(a)	14,088
704	Prysmian SpA	26,157
120	Rheinmetall AG	23,889
18	ROCKWOOL A/S Class B	4,214
23,130	Rolls-Royce Holdings PLC(b)	25,833
944	Safran SA	118,239
2,947	Sandvik AB	53,257
2,600	Sankyu Inc(b)	95,124
174	Schindler Holding AG	32,232
1,499	Schneider Electric SE	210,511
12,700	Seino Holdings Co Ltd	112,575
700	SG Holdings Co Ltd	9,706
600	Shimadzu Corp	16,986
1,300	Shimizu Corp	6,937
2,114	Siemens AG	291,417
1,174	Siemens Energy AG	22,043
779	SIG Group AG	17,022
4,800	Signify NV(a)	161,580
2,103	Sika AG	505,568
4,200	Singapore Technologies Engineering Ltd	10,510
4,000	SITC International Holdings Co Ltd	8,866
6,972	Skanska AB Class B	110,524
12,047	SKF AB Class B	184,000
200	SMC Corp	83,511
1,001	Smiths Group PLC	19,205
203	Spirax-Sarco Engineering PLC	25,917
3,800	Taisei Corp	122,532
1,000	TDK Corp	32,534
3,500	Techtronic Industries Co Ltd	38,874
1,295	Tenaris SA	22,711
294	Thales SA	37,564
500	Tobu Railway Co Ltd	11,663
1,500	Tokyu Corp	18,891
1,000	Toshiba Corp	34,749
300	TOTO Ltd	10,176
5,100	Tsubakimoto Chain Co(b)	115,050
4,100	Valmet OYJ	110,678
72	VAT Group AG(a)	19,765
800	Venture Corp Ltd	10,197
1,486	Vinci SA	148,134
1,272	Wartsila OYJ Abp	10,726
600	West Japan Railway Co	26,052
4,700	Wienerberger AG	113,288
Shares		Fair Value
Industrial — (continued)
55,000	Xinyi Glass Holdings Ltd	$ 101,617
700	Yamato Holdings Co Ltd	11,092
700	Yaskawa Electric Corp	22,334
700	Yokogawa Electric Corp	11,110
232	ZIM Integrated Shipping Services Ltd(d)	3,988
		10,523,572
Technology — 5.72%
500	Advantest Corp	32,024
129	ASM International NV	32,732
1,943	ASML Holding NV	1,059,421
9,758	AVEVA Group PLC	377,588
186	Bechtle AG	6,575
2,700	Canon Inc	58,439
500	Capcom Co Ltd	15,960
452	Capgemini SE	75,563
277	Check Point Software Technologies Ltd(b)	34,946
1,502	Computershare Ltd	26,459
3,314	CyberArk Software Ltd(b)	429,660
1,842	Dassault Systemes SE	66,237
1,669	Embracer Group AB(b)	7,577
900	FUJIFILM Holdings Corp	45,001
600	Fujitsu Ltd	79,991
400	Hamamatsu Photonics KK	19,091
3,578	Infineon Technologies AG	108,742
200	Itochu Techno-Solutions Corp	4,639
14,000	Keywords Studios PLC	459,095
200	Koei Tecmo Holdings Co Ltd(b)	3,617
200	Konami Group Corp	9,073
300	Lasertec Corp(b)	48,981
478	Logitech International SA	29,641
700	NEC Corp	24,548
139	Nemetschek SE	7,107
1,300	Nexon Co Ltd	29,186
1,000	Nomura Research Institute Ltd	23,774
1,600	NTT Data Corp	23,316
100	Obic Co Ltd	14,681
200	Oracle Corp Japan	13,004
400	Otsuka Corp	12,608
117,000	PAX Global Technology Ltd	100,708
3,200	Renesas Electronics Corp(b)	28,282
19,600	Ricoh Co Ltd	149,178
300	Rohm Co Ltd	21,507
2,598	Sage Group PLC	23,388
2,867	SAP SE	295,990
400	SCSK Corp	6,055
700	Seiko Epson Corp	10,184
6,300	SimCorp A/S	433,774
600	Sopra Steria Group SACA	90,842
300	Square Enix Holdings Co Ltd	13,928
1,889	STMicroelectronics NV	67,127
900	SUMCO Corp	11,924
163	Teleperformance	38,968
179	Temenos AG	9,847
3,800	TietoEVRY OYJ(b)	108,072
600	TIS Inc(b)	15,769

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2022
Shares		Fair Value
Technology — (continued)
400	Tokyo Electron Ltd	$ 117,532
3,400	Tokyo Seimitsu Co Ltd(b)	109,848
306	Tower Semiconductor Ltd(b)	13,357
222	Ubisoft Entertainment SA(b)	6,272
433	WiseTech Global Ltd	14,892
355	Xero Ltd(b)	16,928
		4,883,648
Utilities — 1.99%
79,600	A2A SpA	106,127
55	BKW AG(b)	7,525
1,500	Chubu Electric Power Co Inc	15,511
5,000	CLP Holdings Ltd	36,428
22,000	Drax Group PLC	186,482
6,206	E.ON SE	61,700
7,673	EDP - Energias de Portugal SA	38,248
761	EDP Renovaveis SA	16,769
1,507	Electricite de France SA	19,347
90	Elia Group SA	12,795
665	Enagas SA	11,058
942	Endesa SA	17,753
22,483	Enel SpA(b)	120,916
5,048	Engie SA	72,217
1,163	Fortum OYJ(b)	19,369
6,500	HK Electric Investments & HK Electric Investments Ltd(a)	4,298
30,000	Hong Kong & China Gas Co Ltd	28,452
16,707	Iberdrola SA(b)	195,029
59,200	Iren SpA	92,973
2,000	Kansai Electric Power Co Inc	19,422
2,210	Mercury NZ Ltd	7,807
3,446	Meridian Energy Ltd	11,462
10,117	National Grid PLC	121,171
359	Naturgy Energy Group SA	9,330
4,762	Origin Energy Ltd	24,924
522	Orsted AS(a)	47,192
1,000	Osaka Gas Co Ltd	16,113
4,000	Power Assets Holdings Ltd	21,862
1,094	Red Electrica Corp SA	19,023
1,775	RWE AG	78,468
686	Severn Trent PLC	21,908
5,574	Snam SpA	27,027
2,951	SSE PLC	60,676
3,889	Terna - Rete Elettrica Nazionale	28,721
4,500	Tokyo Electric Power Co Holdings Inc(b)	16,206
1,000	Tokyo Gas Co Ltd	19,580
1,878	United Utilities Group PLC	22,435
1,839	Veolia Environnement SA	47,252
170	Verbund AG	14,290
		1,697,866
TOTAL COMMON STOCK — 94.06% (Cost $91,844,842)		$80,367,397
Shares		Fair Value
PREFERRED STOCK
Consumer, Cyclical — 0.60%
163	Bayerische Motoren Werke AG	$ 13,756
314	Dr Ing hc F Porsche AG	31,687
1,722	Porsche Automobil Holding SE	93,911
25,300	Schaeffler AG	170,909
1,613	Volkswagen AG	200,091
		510,354
Consumer, Non-Cyclical — 0.04%
492	Henkel AG & Co KGaA	34,102
Industrial — 0.03%
67	Sartorius AG	26,456
TOTAL PREFERRED STOCK — 0.67% (Cost $821,864)		$ 570,912
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.01%
$ 4,237	Undivided interest of 0.01% in a repurchase agreement (principal amount/value $31,116,103 with a maturity value of $31,130,831) with JP Morgan Securities, 4.26%, dated 12/31/22 to be repurchased at $4,237 on 1/3/23 collateralized by U.S. Treasury securities, 0.00% - 0.13%, 5/15/23 - 12/28/23, with a value of $31,738,427.(e)	4,237
TOTAL SHORT TERM INVESTMENTS — 0.01% (Cost $4,237)		$ 4,237
TOTAL INVESTMENTS — 94.74% (Cost $92,670,943)		$80,942,546
OTHER ASSETS & LIABILITIES, NET — 5.26%		$ 4,496,936
TOTAL NET ASSETS — 100.00%		$85,439,482

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2022
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Security is fair valued using significant unobservable inputs.
(d)	All or a portion of the security is on loan at December 31, 2022.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
MSCI EAFE Index Futures	43	USD	4,191,210	March 2023	$(12,169)
				Net Depreciation	$(12,169)
At December 31, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
CIT	USD	9,962	EUR	9,364	January 09, 2023	$(69)
CIT	USD	2,398	JPY	316,965	March 24, 2023	(45)
MEL	USD	119,105	CHF	116,500	January 17, 2023	(7,164)
MEL	USD	87,686	EUR	88,500	January 17, 2023	(7,191)
MEL	USD	3,899	EUR	3,739	February 03, 2023	(115)
MEL	USD	2,064	GBP	1,739	January 12, 2023	(39)
					Net Depreciation	$(14,623)
Counterparty Abbreviations:
CIT	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of December 31, 2022
Summary of Investments by Country as of December 31, 2022.
Country	Fair Value	Percentage of Fund Investments
Japan	$16,352,670	20.20%
United Kingdom	11,467,732	14.17
France	7,899,476	9.76
Switzerland	7,665,648	9.47
Germany	7,433,088	9.18
Australia	6,002,720	7.42
Netherlands	4,608,799	5.69
Denmark	2,970,360	3.67
Sweden	2,673,249	3.30
Spain	2,327,984	2.88
Hong Kong	2,081,659	2.57
Italy	2,056,004	2.54
Ireland	1,347,812	1.67
Israel	1,216,678	1.50
Singapore	1,022,959	1.26
Finland	998,913	1.23
Norway	798,496	0.99
Belgium	552,934	0.68
Austria	516,886	0.64
Uruguay	355,421	0.44
Canada	149,253	0.18
Portugal	113,867	0.14
Luxembourg	94,074	0.12
New Zealand	91,195	0.11
Malta	90,713	0.11
Chile	21,312	0.03
Macau	20,993	0.03
Jordan	7,396	0.01
United States	4,237	0.01
United Arab Emirates	18	0.00
Total	$80,942,546	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower Core Strategies: International Equity Fund
ASSETS:
Investments in securities, fair value (including $3,937 of securities on loan)(a)	$80,938,309
Repurchase agreements, fair value(b)	4,237
Cash	2,448,890
Cash denominated in foreign currencies, fair value(c)	102,207
Cash pledged on futures contracts	24,330
Dividends receivable	658,569
Subscriptions receivable	58,256
Receivable for investments sold	1,919,544
Receivable from investment adviser	114,882
Total Assets	86,269,224
LIABILITIES:
Payable for director fees	9,626
Payable for investments purchased	138
Payable for other accrued fees	173,364
Payable for shareholder services fees	25,893
Payable upon return of securities loaned	4,237
Redemptions payable	589,307
Unrealized depreciation on forward foreign currency contracts	14,623
Variation margin on futures contracts	12,554
Total Liabilities	829,742
NET ASSETS	$85,439,482
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$981,166
Paid-in capital in excess of par	147,182,734
Undistributed/accumulated deficit	(62,724,418)
NET ASSETS	$85,439,482
NET ASSETS BY CLASS
Investor Class	$77,673,624
Institutional Class	$7,765,858
CAPITAL STOCK:
Authorized
Investor Class	199,000,000
Institutional Class	25,000,000
Issued and Outstanding
Investor Class	8,881,174
Institutional Class	930,484
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.75
Institutional Class	$8.35
(a) Cost of investments	$92,666,706
(b) Cost of repurchase agreements	$4,237
(c) Cost of cash denominated in foreign currencies	$94,438
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended December 31, 2022 and fiscal year ended April 30, 2022
Empower Core Strategies: International Equity Fund	December 31, 2022(a)	April 30, 2022
INVESTMENT INCOME:
Income from securities lending	$1,750	$156
Dividends	4,130,428	7,118,244
Foreign withholding tax	(417,669)	(671,808)
Total Income	3,714,509	6,446,592
EXPENSES:
Management fees	545,322	1,475,833
Shareholder services fees – Investor Class	343,205	952,655
Audit and tax fees	60,507	72,106
Custodian fees	178,978	251,253
Directors fees	22,303	27,208
Legal fees	6,662	7,232
Pricing fees	47,922	31,902
Registration fees	58,696	68,222
Shareholder report fees	69,850	64,867
Transfer agent fees	5,234	7,360
Other fees	10,171	3,936
Total Expenses	1,348,850	2,962,574
Less amount waived by investment adviser	336,726	205,082
Net Expenses	1,012,124	2,757,492
NET INVESTMENT INCOME	2,702,385	3,689,100
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(46,371,763)	(3,732,073)
Net realized gain (loss) on futures contracts	(139,776)	772,821
Net Realized Loss	(46,511,539)	(2,959,252)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	28,907,864	(43,673,445)
Net change in unrealized appreciation (depreciation) on futures contracts	242,320	(1,490,329)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(27,921)	14,325
Net Change in Unrealized Appreciation (Depreciation)	29,122,263	(45,149,449)
Net Realized and Unrealized Loss	(17,389,276)	(48,108,701)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,686,891)	$(44,419,601)
(a)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended December 31, 2022 and fiscal years ended April 30, 2022, and April 30, 2021
Empower Core Strategies: International Equity Fund	December 31, 2022(a)	April 30, 2022	April 30, 2021
OPERATIONS:
Net investment income	$2,702,385	$3,689,100	$625,966
Net realized gain (loss)	(46,511,539)	(2,959,252)	11,823,387
Net change in unrealized appreciation (depreciation)	29,122,263	(45,149,449)	14,959,429
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,686,891)	(44,419,601)	27,408,782
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class(b)	-	(23,367,161)	-
Institutional Class	-	(599,069)	-
From return of capital	0	(23,966,230)	0
From net investment income and net realized gains
Investor Class(b)	-	(16,863,599)	(1,833,086)
Institutional Class	-	(194,462)	(274,625)
From net investment income and net realized gains	0	(17,058,061)	(2,107,711)
Total Distributions	0	(41,024,291)	(2,107,711)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class(b)	24,169,748	377,075,218	192,561,773
Class L(c)	-	-	15,564,054
Institutional Class	2,925,868	5,947,572	2,098,558
Shares issued in reinvestment of distributions
Investor Class(b)	-	40,230,760	1,833,086
Institutional Class	-	793,531	274,625
Shares redeemed
Investor Class(b)	(205,791,258)	(158,155,516)	(106,606,089)
Class L(c)	-	-	(120,992,510)
Institutional Class	(2,121,363)	(2,053,140)	(450,091)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(180,817,005)	263,838,425	(15,716,594)
Total Increase (Decrease) in Net Assets	(195,503,896)	178,394,533	9,584,477
NET ASSETS:
Beginning of year	280,943,378	102,548,845	92,964,368
End of year	$85,439,482	$280,943,378	$102,548,845
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class(b)	2,883,606	33,242,823	18,752,189
Class L(c)	-	-	1,758,794
Institutional Class	368,885	569,956	206,917
Shares issued in reinvestment of distributions
Investor Class(b)	-	3,863,279	175,583
Institutional Class	-	80,203	27,656
Shares redeemed
Investor Class(b)	(24,490,741)	(15,426,016)	(10,119,549)
Class L(c)	-	-	(12,914,700)
Institutional Class	(259,401)	(203,930)	(45,425)
Net Increase (Decrease)	(21,497,651)	22,126,315	(2,158,535)
(a)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(b)	Investor Class inception date was September 3, 2020.
(c)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)
Investor Class
12/31/2022 (c)	$ 8.98	0.15	(0.38)	(0.23)	—	—	—	—	$ 8.75	(2.56%) (d)
4/30/2022	$11.19	0.14	(1.22)	(1.08)	(0.67)	(0.13)	(0.33)	(1.13)	$ 8.98	(10.82%)
4/30/2021 (e)	$10.00	0.24	2.06	2.30	—	(0.33)	(0.78)	(1.11)	$11.19	23.84% (d)
Institutional Class
12/31/2022 (c)	$ 8.55	0.13	(0.33)	(0.20)	—	—	—	—	$ 8.35	(2.34%) (d)
4/30/2022	$10.66	0.18	(1.17)	(0.99)	(0.47)	(0.18)	(0.47)	(1.12)	$ 8.55	(10.51%)
4/30/2021	$ 8.25	0.11	3.47	3.58	—	(0.39)	(0.78)	(1.17)	$10.66	44.45%
4/30/2020	$ 9.85	0.28	(1.47)	(1.19)	(0.00) (f)	(0.41)	—	(0.41)	$ 8.25	(12.88%)
4/30/2019 (g)	$10.00	0.11	(0.19)	(0.08)	—	(0.07)	—	(0.07)	$ 9.85	(0.83%) (d)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Investor Class
12/31/2022 (c)	$ 77,674	1.32% (i)	1.00% (i)	2.64% (i)	15% (d)
04/30/2022	$273,921	1.06%	1.00%	1.32%	58%
04/30/2021 (e)	$ 98,555	1.41% (i)	1.00% (i)	3.42% (i)	94% (d)
Institutional Class
12/31/2022 (c)	$ 7,766	1.18% (i)	0.65% (i)	2.48% (i)	15% (d)
04/30/2022	$ 7,023	1.23%	0.65%	1.79%	58%
04/30/2021	$ 3,994	2.10%	0.65%	1.06%	94%
04/30/2020	$ 1,531	1.37%	0.65%	2.91%	26%
04/30/2019 (g)	$ 11,640	2.07% (i)	0.65% (i)	1.39% (i)	29% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	For the period May 1, 2022 to December 31, 2022. The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
(d)	Not annualized for periods less than one full year.
(e)	Investor Class inception date was September 3, 2020.
(f)	Amount was less than $0.01 per share.
(g)	Institutional Class inception date was June 25, 2018.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower Core Strategies: International Equity Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital.  The Fund is diversified as defined in the 1940 Act.  The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.  The Board of Directors of Empower Funds, Inc. approved a change to the Fund's fiscal year end from April 30 to December 31, beginning December 31, 2022.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2022

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ —	$ 5,761,774	$ —	$ 5,761,774
Communications	1,366,036	3,972,857	—	5,338,893
Consumer, Cyclical	—	10,867,553	—	10,867,553
Consumer, Non-cyclical	477,199	19,587,732	18	20,064,949
Diversified	20,400	8,766	—	29,166
Energy	—	4,225,438	—	4,225,438
Financial	269,985	16,704,553	—	16,974,538
Industrial	117,134	10,406,438	—	10,523,572
Technology	464,606	4,419,042	—	4,883,648
Utilities	—	1,697,866	—	1,697,866
	2,715,360	77,652,019	18	80,367,397
Preferred Stock	—	570,912	—	570,912
Short Term Investments	—	4,237	—	4,237
Total Assets	$ 2,715,360	$ 78,227,168	$ 18	$ 80,942,546
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(14,623)	—	(14,623)
Futures Contracts(a)	$ (12,169)	$ —	$ —	$ (12,169)
Total Liabilities	$ (12,169)	$ (14,623)	$ —	$ (26,792)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2022

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the period ended December 31, 2022 and year ended April 30,2022 were as follows:
	December 31, 2022	April 30, 2022
Ordinary income	$-	$10,622,758
Long-term capital gain	-	6,435,303
Return of capital	-	23,966,230
	$0	$41,024,291
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $1,141 from Paid-in capital to Undistributed/accumulated earnings for December 31, 2022. Net assets of the Fund were unaffected by the reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$2,714,020
Undistributed long-term capital gains	—
Capital loss carryforwards	(47,439,910)
Post-October losses	(2,501,171)
Net unrealized depreciation	(15,497,357)
Tax composition of capital	$(62,724,418)
At December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the period ended December 31, 2022, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2022, were as follows:
No Expiration	$(47,439,910)
Total	(47,439,910)

Annual Report - December 31, 2022

The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$(33,875)	$(2,467,296)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:
Federal tax cost of investments	$96,413,111
Gross unrealized appreciation on investments	3,268,483
Gross unrealized depreciation on investments	(18,765,840)
Net unrealized depreciation on investments	$(15,497,357)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 77 long futures contracts and an average of 1 short futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Annual Report - December 31, 2022

Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts notional amount of $513,344 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2022 is as follows:
	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(12,169) (a)
Foreign exchange contracts (forwards)	Unrealized depreciation on forward foreign currency contracts	$(14,623)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended December 31, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(139,776)	Net change in unrealized appreciation on futures contracts	$242,320
Foreign exchange contracts (forwards)			Net change in unrealized depreciation on forward foreign currency contracts	$ (27,921)
Concentration  Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds has entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.53% of the Fund’s average daily net assets up to $1 billion dollars, 0.48% of the Fund’s average daily net assets over $1 billion dollars and 0.43% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.65% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2022

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2022, the amounts available for recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$263,868	$147,231	$454,669	$0
The Adviser and Empower Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and Empower of America, Franklin Templeton Institutional, LLC, and LSV Asset Management (the Sub-Advisers). The Adviser is responsible for compensating the Sub-Advisers for their services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.020% of the net assets subject to an annual $20,000 minimum.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the fiscal year ended December 31, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $22,475,419 and $193,219,312, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2022, the Fund had securities on loan valued at $3,937 and received collateral as reported on the Statement of Assets and Liabilities of $4,237 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2022, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2022

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower Core Strategies: International Equity Fund (the “Fund”), one of the funds constituting the Empower Funds, Inc., as of December 31, 2022, the related statements of operations for the period from May 1, 2022 to December 31, 2022 and for the year ended April 30, 2022, the statements of changes in net assets for the period from May 1, 2022 to December 31, 2022 and for each of the two years in the period ended April 30, 2022, the financial highlights for the period May 1, 2022 to December 31, 2022, for each of the three years in the period ended April 30, 2022, and for the period from June 25, 2018 (commencement of operations) to April 30, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the period from May 1, 2022 to December 31, 2022 and for the year ended April 30, 2022, the changes in its net assets for the period from May 1, 2022 to December 31, 2022 and for each of the two years in the period ended April 30, 2022, and the financial highlights for the period May 1, 2022 to December 31, 2022, for each of the three years in the period ended April 30, 2022, and for the period from June 25, 2018 (commencement of operations) to April 30, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers: when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $269,910 and has derived gross income from sources within foreign countries amounting to $7,764,395.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023